Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
LVIP SSgA Moderate Structured Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP SSgA Moderate Structured Allocation Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP SSgA Moderate Structured Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests approximately 60% of its assets in other mutual funds (“underlying funds”) that invest in equity securities (stocks), and approximately 40% of its assets in underlying funds that invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and exchange traded funds (ETFs), including underlying funds advised by the Fund's investment adviser.

The adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in underlying funds, the Fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks), including stocks of small and medium-cap companies, with growth and value styles, A smaller percentage of assets will be allocated to underlying funds that invest in domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities and inflation-indexed bonds.

The foreign equity securities may include securities of companies in emerging market countries. An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment.

		The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund has exposure to a diversified mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Fund of Funds Risk: Because the Fund invests in shares of the underlying funds, the Fund is exposed to the same investments as those made by the various underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in those underlying funds. The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund invests. The Fund's ability to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
  Rules-Based Strategy Risk: The Fund will invest in underlying funds that use a rules-based strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effect of any long-term period of poor investment performance.
  Passive Management Risk: The Fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce an underlying fund's income because it may have to reinvest the proceeds at lower interest rates.
  Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
  Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  U.S. Treasury Risk: Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Geographic Concentration Risk: The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which an underlying fund invests and could be more volatile than the performance of more geographically-diversified funds.
  Exchange-Traded Funds (ETFs) Risk: The risks of ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in an ETF could result in the price of the ETF being more volatile. In addition, ETFs have management fees that may increase their costs.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
		Because the Fund has a greater target percentage of assets allocated to equities and foreign investments then the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments. Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Aggressive Index Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund’s Standard and Service Classes for the one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Moderate Structured Allocation Composite, which is an unmanaged index compiled by LIA, the Fund’s adviser, and is constructed as follows: 26% S&P 500 Index, 8% Russell 2000 Index, 20% MSCI EAFE Index (net dividends), 6% MSCI Emerging Markets Index (net dividends), 30% Barclays Capital U.S. Aggregate Index, and 10% Barclays Capital U.S. TIPS Index. The Moderate Structured Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Classes for the one year and lifetime periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund's highest return for a quarter occurred in the fourth quarter of 2011 at: 5.58%.
		The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (9.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP SSgA Moderate Structured Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.70%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.59%	[3]
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	213
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	860
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	213
5 years	rr_ExpenseExampleNoRedemptionYear05	379
10 years	rr_ExpenseExampleNoRedemptionYear10	860
2011	rr_AnnualReturn2011	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.30%)
1 year	rr_AverageAnnualReturnYear01	0.29%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
LVIP SSgA Moderate Structured Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.95%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.84%	[3]
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	292
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,156
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	292
5 years	rr_ExpenseExampleNoRedemptionYear05	515
10 years	rr_ExpenseExampleNoRedemptionYear10	1,156
1 year	rr_AverageAnnualReturnYear01	0.04%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
S&P 500 Index | LVIP SSgA Moderate Structured Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
Moderate Structured Allocation Composite | LVIP SSgA Moderate Structured Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.79%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of average daily net assets for the Standard Class of the Fund (and 0.45% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[3]	(After Fee Waiver and Expense Reimbursement)